FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details)	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of forward freight agreements derivatives acquired upon merger			1
Number of forward freight agreements at reporting date	0	1